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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:         August 31, 2010

Date of reporting period:       August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund Annual Report August 31, 2010
Investment Advisor	Administrator
AlphaMark Advisors, LLC	Ultimus Fund Solutions, LLC
250 Grandview Drive, Suite 175	P.O. Box 46707
Fort Mitchell, Kentucky 41017	Cincinnati, Ohio 45246-0707
1-866-420-3350

2010 Annual Shareholder Letter
The AlphaMark Funds

September 27, 2010

Dear Shareholder:

The AlphaMark Funds’ investment philosophy is founded on an appreciation of risk.  We attempt to identify for the AlphaMark Funds high quality companies with strong cash flows.  This strategy is used to provide the potential for growth while acknowledging the inherent risks of the stock market.  With that being said, over the last 12 months, the stock market has focused on rewarding lower quality companies that have more erratic earnings and carry more debt than the typical company in the portfolios of the AlphaMark Funds.  Interestingly enough, the market has also shied away from larger company stocks and has propped up stocks that have market capitalizations lower than $10 billion.  During the fall of 2009 and the spring of 2010, the stock market looked as if it had shaken off the negativity surrounding the economy, but as summer 2010 was underway, fresh rounds of negativity brought the market down.  Late summer produced a rollercoaster ride with a strong July and a very weak August.  All of this resulted in a net 4.91% return for the S&P 500 Index for the 12 months ended August 31, 2010.  During the last 12 months, it appears housing has bottomed out, the Fed has kept interest rates at near 0%, a massive national health care plan has been passed and the certainty of higher taxes has given the market pause.  Although quality investing has been out of favor, I am pleased to report that each of The AlphaMark Funds (the “Funds”) has performed reasonably well during this time.  We remain disciplined in our approach, never wavering from our core philosophy of identifying quality companies that have growing cash flows, historical revenue and earnings growth and are currently exhibiting earnings growth momentum.  We apply our proprietary valuing techniques to each of the stocks that we own for our Funds, buying only those stocks that represent what we believe to be an excellent value.

AlphaMark Large Cap Growth
During the year ended August 31, 2010, the net asset value per share of the AlphaMark Large Cap Growth Fund (“AMLC”) declined from $11.37 to $11.19, a loss of 0.69% on a total return basis.  During this time, the S&P 500 Index and the Russell 1000 Growth Index gained 4.91% and 6.14%, respectively.  Our discipline is to never let any of our holdings become so large that they present undue risk to the portfolio.  In order to achieve this, we consistently trim gains from any of our positions that are doing well.  The main contributors of gains in the AMLC over the last 12 months came from the following sectors: Consumer Staples (Estée Lauder +85%, McDonald’s +34%), Materials (Potash +77%), Information Technology (Apple +58%, Amphenol +21%), Telecommunication Services (Millicom International +41%) and Industrials (Rockwell Automation +31%).  The main contributors of loss in the AMLC came from the following sectors: Financials (Janus Capital -33%) and Health Care (Myriad Genetics

-43%).  The Financials sector has been underperforming over the last 12 months.  We have reallocated funds in this sector and expect a rebound over the next 12 months.  We do not own interest rate or credit sensitive companies in this sector and therefore do not see further risk of deterioration.  In addition, the companies we own in the Health Care sector stand to benefit from the passage of the national healthcare plan.  We have stayed away from the insurance companies and the service providers as they will be the industries most under pressure in the Health Care sector.  We continue to maintain a diversified strategy across the remaining sectors of the economy.

As of August 31, 2010, AMLC’s assets were diversified among 34 stock positions.  Our five largest areas of investment were: Information Technology (29.1%), Health Care (17.4%), Industrials (13.7%), Consumer Discretionary (12.9%) and Financials (10.3%).

As of August 31, 2010, AMLC had net assets of approximately $12.0 million.

AlphaMark Small Cap Growth
During the year ended August 31, 2010, the net asset value per share of the AlphaMark Small Cap Growth Fund (“AMSC”) grew from $10.23 to $11.40, a gain of 11.44% on a total return basis.  During this time, the Russell 2000 Growth Index gained 7.16%.  The main contributors of gains in the AMSC over the last 12 months came from the following sectors: Consumer Discretionary (Netflix +212%), Consumer Staples (Inter Parfums +76%), Materials (Balchem +62%), and Health Care (Odyssey Healthcare +62%).  The main contributors of loss in the AMSC are in the following sectors: Information Technology (DG FastChannel -59%, Cohu -17%) and Industrials (Elbit Systems -25%).  We continue to maintain a portfolio that is diversified across the various sectors of the economy.

As of August 31, 2010, AMSC’s assets were diversified among 25 stock positions.  Our four largest areas of investment were: Information Technology (38.2%), Industrials (16.9%), Consumer Discretionary (12.0%) and Consumer Staples (8.7%).  We are confident that as we enter into a period of economic growth with a tilt towards earnings momentum, our investment philosophy and our disciplined approach to picking stocks will add value to the Fund.

As of August 31, 2010, AMSC had net assets of approximately $10.7 million.

We never lost faith in the recovery over the summer and we are cautiously optimistic for what the future holds.  If the economy continues to recover on its current path, we are confident that the markets will continue their rise and are excited by the growth that we hope to bring to your investment in the Funds.

Sincerely,

Michael L. Simon
President and Chief Investment Officer
AlphaMark Advisors, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-866-420-3350 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

ALPHAMARK LARGE CAP GROWTH FUND

Comparison of the Change in Value of a $10,000 Investment in the
AlphaMark Large Cap Growth Fund versus the S&P 500 Index (Unaudited)

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
10/31/08
11/30/08
02/28/09
05/31/09
08/31/09
11/30/09
02/28/10
05/31/10
08/31/10
$11,315
$11,313
Past performance is not predictive of future performance.
AlphaMark Large Cap Growth Fund - $11,313
S&P 500 Index - $11,315

Average Annual Total Returns (a) (for periods ended August 31, 2010)
	1 Year	Since Inception*
AlphaMark Large Cap Growth Fund	(0.69%)	6.96%
S&P 500 Index	4.91%	6.97%

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Represents the period from the commencement of operations (October 31, 2008) through August 31, 2010.

ALPHAMARK SMALL CAP GROWTH FUND

Comparison of the Change in Value of a $10,000 Investment in the
AlphaMark Small Cap Growth Fund versus the Russell 2000 Growth Index (Unaudited)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$12,032
$11,400
Past performance is not predictive of future performance.
10/31/08
11/30/08
02/28/09
05/31/09
08/31/09
11/30/09
02/28/10
05/31/10
08/31/10
AlphaMark Small Cap Growth Fund
Russell 2000 Growth Index

Average Annual Total Returns (a) (for periods ended August 31, 2010)
	1 Year	Since Inception*
AlphaMark Small Cap Growth Fund	11.44%	7.41%
Russell 2000 Growth Index	7.16%	10.62%

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Represents the period from the commencement of operations (October 31, 2008) through August 31, 2010.

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
August 31, 2010 (Unaudited)

35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
12.9%
2.5%
5.3%
10.3%
17.4%
13.7%
29.1%
2.2%
5.1%
0.0%
1.5%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
Cash Equivalents

Top Ten Equity Holdings As of August 31, 2010 (Unaudited)
Company	% of Net Assets
eBay, Inc.	3.9%
Discovery Communications, Inc. - Class A	3.7%
Novo Nordisk A/S - ADR	3.6%
Amgen, Inc.	3.6%
Perrigo Co.	3.6%
Johnson & Johnson	3.5%
TD AMERITRADE Holding Corp.	3.5%
Visa, Inc. - Class A	3.5%
Apollo Group, Inc. - Class A	3.4%
Janus Capital Group, Inc.	3.4%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
August 31, 2010 (Unaudited)

Sector Diversification (% of Net Assets) As of August 31, 2010 (Unaudited)

Top Ten Equity Holdings As of August 31, 2010 (Unaudited)
Company	% of Net Assets
Open Text Corp.	4.9%
Acacia Research Corp.	4.5%
Viña Concha y Toro S.A. - ADR	4.5%
Ebix, Inc.	4.4%
AZZ, Inc.	4.3%
Cubist Pharmaceuticals, Inc.	4.2%
Inter Parfums, Inc.	4.2%
Harbin Electric, Inc.	4.2%
EZCORP, Inc. - Class A	4.1%
Volterra Semiconductor Corp.	4.1%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010
COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 12.9%
Diversified Consumer Services - 3.4%
Apollo Group, Inc. - Class A*	9,677	$411,079

Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	4,679	341,848

Media - 3.7%
Discovery Communications, Inc. - Class A*	11,747	443,449

Specialty Retail - 3.0%
Staples, Inc.	20,078	356,786

Consumer Staples - 2.5%
Personal Products - 2.5%
Estée Lauder Cos., Inc. (The) - Class A	5,359	300,479

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Exxon Mobil Corp.	6,028	356,616
Southwestern Energy Co.*	8,530	279,102
		635,718
Financials - 10.3%
Capital Markets - 6.9%
Janus Capital Group, Inc.	45,168	410,125
TD AMERITRADE Holding Corp.*	28,772	420,359
		830,484
Diversified Financial Services - 3.4%
IntercontinentalExchange, Inc.*	4,217	402,977

Health Care - 17.4%
Biotechnology - 3.6%
Amgen, Inc.*	8,493	433,483

Health Care Equipment & Supplies - 3.1%
Medtronic, Inc.	11,678	367,623

Pharmaceuticals - 10.7%
Johnson & Johnson	7,394	421,606
Novo Nordisk A/S - ADR	5,126	438,888
Perrigo Co.	7,540	429,705
		1,290,199

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 13.7%
Aerospace & Defense - 2.9%
L-3 Communications Holdings, Inc.	5,192	$345,787

Commercial Services & Supplies - 2.5%
Waste Management, Inc.	9,265	306,579

Electrical Equipment - 3.2%
Rockwell Automation, Inc.	7,450	380,993

Machinery - 5.1%
Flowserve Corp.	4,040	361,095
Joy Global, Inc.	4,532	257,146
		618,241
Information Technology - 29.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.*	13,450	269,673

Computers & Peripherals - 5.0%
Apple, Inc.*	1,258	306,159
EMC Corp.*	15,778	287,791
		593,950
Electronic Equipment, Instruments & Components - 7.0%
Amphenol Corp. - Class A	7,088	288,623
Corning, Inc.	16,805	263,502
Dolby Laboratories, Inc. - Class A*	5,156	285,746
		837,871
Internet Software & Services - 3.9%
eBay, Inc.*	20,354	473,027

IT Services - 3.5%
Visa, Inc. - Class A	6,014	414,846

Semiconductors & Semiconductor Equipment - 5.1%
Marvell Technology Group Ltd.*	19,099	304,438
Texas Instruments, Inc.	13,541	311,849
		616,287
Software - 2.4%
Oracle Corp.	13,287	290,720

Materials - 2.2%
Chemicals - 2.2%
Potash Corp. of Saskatchewan, Inc.	1,765	259,896

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.5% (Continued)	Shares	Value
Telecommunication Services - 5.1%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	10,181	$300,441

Wireless Telecommunication Services - 2.6%
Millicom International Cellular S.A.	3,403	313,348

Total Common Stocks (Cost $9,952,096)		$11,835,784

MONEY MARKET FUNDS - 1.4%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.24%(a)	40,905	$40,905
Fidelity Institutional Money Market Portfolio - Select Class, 0.23%(a)	122,715	122,715
Total Money Market Funds (Cost $163,620)		$163,620

Total Investments at Value — 99.9% (Cost $10,115,716)		$11,999,404

Other Assets in Excess of Liabilities — 0.1%		9,551

Net Assets — 100.0%		$12,008,955

ADR - American Depositary Receipt.

* Non-income producing security.

(a) The rate shown is the 7-day effective yield as of August 31, 2010.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010
COMMON STOCKS - 99.0%	Shares	Value
Consumer Discretionary - 12.0%
Internet & Catalog Retail - 4.1%
Netflix, Inc.*	3,490	$438,065

Textiles, Apparel & Luxury Goods - 7.9%
Deckers Outdoor Corp.*	9,819	426,832
Phillips-Van Heusen Corp.	9,195	420,028
		846,860
Consumer Staples - 8.7%
Beverages - 4.5%
Viña Concha y Toro S.A. - ADR	10,212	481,496

Personal Products - 4.2%
Inter Parfums, Inc.	27,394	449,809

Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Berry Petroleum Co. - Class A	15,950	433,042

Financials - 4.1%
Consumer Finance - 4.1%
EZCORP, Inc. - Class A*	24,532	441,085

Health Care - 8.0%
Biotechnology - 4.2%
Cubist Pharmaceuticals, Inc.*	20,441	450,315

Life Sciences Tools & Services - 3.8%
Bio-Rad Laboratories, Inc. - Class A*	4,920	406,048

Industrials - 16.9%
Aerospace & Defense - 3.9%
Elbit Systems Ltd.	8,524	421,427

Electrical Equipment - 8.5%
AZZ, Inc.	11,488	458,831
Harbin Electric, Inc.*	26,420	446,234
		905,065
Professional Services - 4.5%
Acacia Research Corp.*	32,244	484,305

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 38.2%
Communications Equipment - 1.9%
DG FastChannel, Inc.*	13,091	$207,361

Computers & Peripherals - 7.3%
STEC, Inc.*	33,350	372,186
Synaptics, Inc.*	15,630	412,945
		785,131
Internet Software & Services - 4.9%
Open Text Corp.*	11,787	518,628

IT Services - 4.1%
Wright Express Corp.*	13,640	437,980

Semiconductors & Semiconductor Equipment - 15.6%
Cohu, Inc.	34,700	398,356
Monolithic Power Systems, Inc.*	26,343	432,289
NetLogic Microsystems, Inc.*	16,890	407,894
Volterra Semiconductor Corp.*	21,885	438,794
		1,677,333
Software - 4.4%
Ebix, Inc.*	25,435	474,108

Materials - 7.1%
Chemicals - 7.1%
Balchem Corp.	17,423	425,992
Hawkins, Inc.	11,000	335,170
		761,162

Total Common Stocks (Cost $9,520,191)		$10,619,220

MONEY MARKET FUNDS - 0.9%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.24%(a)	25,638	$25,638
Fidelity Institutional Money Market Portfolio - Select Class, 0.23%(a)	76,915	76,915
Total Money Market Funds (Cost $102,553)		$102,553

Total Investments at Value — 99.9% (Cost $9,622,744)		$10,721,773

Other Assets in Excess of Liabilities — 0.1%		7,126

Net Assets — 100.0%		$10,728,899

ADR - American Depositary Receipt.

* Non-income producing security.

(a) The rate shown is the 7-day effective yield as of August 31, 2010.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2010
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$10,115,716	$9,622,744
At value (Note 1)	$11,999,404	$10,721,773
Dividends receivable	16,002	3,458
Receivable for capital shares sold	-	8,000
Other assets	1,807	3,165
TOTAL ASSETS	12,017,213	10,736,396

LIABILITIES
Accrued advisory fees (Note 3)	1,212	499
Payable to administrator (Note 3)	4,915	4,900
Other accrued expenses	2,131	2,098
TOTAL LIABILITIES	8,258	7,497

NET ASSETS	$12,008,955	$10,728,899

Net assets consist of:
Paid-in capital	$9,745,119	$9,387,437
Undistributed net realized gains from security transactions	380,148	242,433
Net unrealized appreciation on investments	1,883,688	1,099,029
NET ASSETS	$12,008,955	$10,728,899

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,072,955	941,421

Net asset value, offering price and redemption price per share	$11.19	$11.40

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2010
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividend income	$152,549	$45,548
Foreign withholding taxes on dividends	(6,273)	(3,245)
TOTAL INVESTMENT INCOME	146,276	42,303

EXPENSES
Investment advisory fees (Note 3)	123,614	98,578
Distribution fees (Note 3)	30,903	24,644
Fund accounting fees (Note 3)	26,268	26,033
Professional fees	23,953	22,061
Administration fees (Note 3)	20,200	20,200
Transfer agent fees (Note 3)	12,000	12,000
Insurance expense	10,926	8,574
Custody and bank service fees	8,541	8,367
Registration fees	8,226	8,197
Compliance service fees (Note 3)	6,000	6,000
Trustees' fees	4,875	4,875
Postage and supplies	3,119	3,566
Other expenses	7,767	7,999
TOTAL EXPENSES	286,392	251,094
Fee reductions and expense reimbursements by the Advisor (Note 3)	(100,971)	(103,227)
NET EXPENSES	185,421	147,867

NET INVESTMENT LOSS	(39,145)	(105,564)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	646,462	1,193,322
Net change in unrealized appreciation/depreciation on investments	(688,512)	(187,046)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(42,050)	1,006,276

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(81,195)	$900,712

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Period
	Ended	Ended
	August 31,	August 31,
	2010	2009 (a)
FROM OPERATIONS
Net investment income (loss)	$(39,145)	$9,110
Net realized gains (losses) from security transactions	646,462	(192,629)
Net change in unrealized appreciation/depreciation on investments	(688,512)	2,572,200
Payment by the administrator for losses realized on the sale of investments (Note 3)	-	95,117
Net increase (decrease) in net assets from operations	(81,195)	2,483,798

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(9,110)
From net realized gains	(114,852)	(14,805)
Decrease in net assets from distributions to shareholders	(114,852)	(23,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,670,464	17,058,326
Net asset value of shares issued in reinvestment of distributions to shareholders	114,852	23,915
Payments for shares redeemed	(3,029,359)	(8,143,079)
Net increase in net assets from capital share transactions	755,957	8,939,162

TOTAL INCREASE IN NET ASSETS	559,910	11,399,045

NET ASSETS
Beginning of period	11,449,045	50,000
End of period	$12,008,955	$11,449,045

ACCUMULATED NET INVESTMENT INCOME	$-	$-

CAPITAL SHARE ACTIVITY
Shares sold	301,817	1,904,360
Shares reinvested	9,277	2,591
Shares redeemed	(245,359)	(904,731)
Net increase in shares outstanding	65,735	1,002,220
Shares outstanding at beginning of period	1,007,220	5,000
Shares outstanding at end of period	1,072,955	1,007,220

(a) Represents the period from commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Period
	Ended	Ended
	August 31,	August 31,
	2010	2009 (a)
FROM OPERATIONS
Net investment loss	$(105,564)	$(37,378)
Net realized gains (losses) from security transactions	1,193,322	(950,889)
Net change in unrealized appreciation/depreciation on investments	(187,046)	1,286,075
Net increase in net assets from operations	900,712	297,808

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,212,023	10,220,218
Payments for shares redeemed	(2,157,817)	(1,794,045)
Net increase in net assets from capital share transactions	1,054,206	8,426,173

TOTAL INCREASE IN NET ASSETS	1,954,918	8,723,981

NET ASSETS
Beginning of period	8,773,981	50,000
End of period	$10,728,899	$8,773,981

ACCUMULATED NET INVESTMENT INCOME	$-	$-

CAPITAL SHARE ACTIVITY
Shares sold	268,823	1,064,091
Shares redeemed	(185,448)	(211,045)
Net increase in shares outstanding	83,375	853,046
Shares outstanding at beginning of period	858,046	5,000
Shares outstanding at end of period	941,421	858,046

(a) Represents the period from commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year	Period
	Ended	Ended
	August 31,	August 31,
	2010	2009 (a)

Net asset value at beginning of period	$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	0.01
Net realized and unrealized gains (losses) on investments	(0.03)	1.38
Total from investment operations	(0.07)	1.39

Less distributions:
From net investment income	-	(0.01)
From net realized gains	(0.11)	(0.01)
Total distributions	(0.11)	(0.02)

Net asset value at end of period	$11.19	$11.37

Total return (b)	(0.69% )	13.92%	(c) (d)

Net assets at end of period	$12,008,955	$11,449,045

Ratio of gross expenses to average net assets	2.32%	2.49%	(e)

Ratio of net expenses to average net assets (f)	1.50%	1.50%	(e)

Ratio of net investment income (loss) to average net assets (f)	(0.32% )	0.12%	(e)

Portfolio turnover rate	30%	120%	(c)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments, which otherwise would have reduced the total return by 1.60% (Note 3).

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year		Period
	Ended		Ended
	August 31,		August 31,
	2010		2009 (a)

Net asset value at beginning of period	$10.23		$10.00

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.04)
Net realized and unrealized gains on investments	1.28		0.27
Total from investment operations	1.17		0.23

Net asset value at end of period	$11.40		$10.23

Total return (b)	11.44%		2.30%		(c)

Net assets at end of period	$10,728,899		$8,773,981

Ratio of gross expenses to average net assets	2.55%		2.78%		(d)

Ratio of net expenses to average net assets (e)	1.50%		1.50%		(d)

Ratio of net investment loss to average net assets (e)	(1.07%	)	(0.62%	)	(d)

Portfolio turnover rate	73%		107%		(c)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2010

1.	Organization and Significant Accounting Policies
AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are no-load series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.  The public offering of shares of the Funds commenced on October 31, 2008.

The investment objective of each Fund is long-term growth of capital.  AlphaMark Large Cap Growth Fund is a diversified fund and AlphaMark Small Cap Fund is a non-diversified fund.

Securities valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type, as of August 31, 2010:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,835,784	$-	$-	$11,835,784
Money Market Funds	163,620	-	-	163,620
Total	$11,999,404	$-	$-	$11,999,404

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$10,619,220	$-	$-	$10,619,220
Money Market Funds	102,553	-	-	102,553
Total	$10,721,773	$-	$-	$10,721,773

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the year ended August 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended or as of August 31, 2010.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of AlphaMark Large Growth Cap Fund during the periods ended August 31, 2010 and August 31, 2009 was ordinary income. There were no distributions paid to shareholders of AlphaMark Small Cap Growth Fund during the periods ended August 31, 2010 and August 31, 2009.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of August 31, 2010:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Tax cost of portfolio investments	$10,203,734	$9,623,716

Gross unrealized appreciation	$2,467,490	$1,756,718
Gross unrealized depreciation	(671,820)	(658,661)
Net unrealized appreciation	1,795,670	1,098,057
Undistributed long-term gains	468,166	243,405
Total distributable earnings	$2,263,836	$1,341,462

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

For the year ended August 31, 2010, AlphaMark Large Cap Growth Fund reclassified $39,145 of net investment loss against accumulated net realized gains on the Statements of Assets and Liabilities.  In addition, AlphaMark Small Cap Growth Fund reclassified $105,564 of net investment loss against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on the Funds’ net assets or net asset value per share.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns for all open tax years.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year ended August 31, 2010, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed during the last three years.  Each Fund identifies its major tax jurisdiction as U.S. Federal.

2.	Investment Transactions
During the year ended August 31, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark	AlphaMark
	LargeCap	Small Cap
	Growth Fund	Growth Fund

Cost of purchases of investment securities	$4,295,114	$7,911,056

Proceeds from sales of investment securities	$3,551,357	$6,982,853

3.	Transactions with Affiliates
The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust.  Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor.  Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds.  Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has contractually agreed, for a period of three years from the Funds’ commencement of operations, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs and extraordinary expenses) to 1.50% of its average daily net assets.  Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of August 31, 2010, the Advisor may in the future recover fee reductions and expense reimbursements totaling $178,711 and $180,794 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.  The Advisor may recover a portion of these amounts no later than the dates stated below:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
Expires	Growth Fund	Growth Fund
August 31, 2012	$77,740	$77,567
August 31, 2013	100,971	103,227
	$178,711	$180,794

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. This fee has been discounted by 20% during the first year (October 31, 2008 through October 31, 2009) and 15% during the second and third years (October 31, 2009 through October 31, 2011) of the Funds’ operations.

During the period ended August 31, 2009, Ultimus reimbursed $95,117 to AlphaMark Large Cap Fund for losses realized on the sale of investments as a result of a cash reporting error.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million.  The base fee and asset-based fee have been discounted by 20% during the first year (October 31, 2008 through October 31, 2009) and 15% during the second and third years (October 31, 2009 through October 31, 2011) of the Funds’ operations.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts.  In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives compensation of $6,000 annually for its services to the Trust.

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares.  The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2010, Charles Schwab & Co., Inc. - FBO Customers owned of record 99% and 94%, respectively, of the outstanding shares of AlphaMark Large Cap Fund and AlphaMark Small Cap Fund.

4.	Contingencies and Commitments
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

5.	Subsequent Events
The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	New Accounting Pronouncement
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
AlphaMark Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AlphaMark Investment Trust (the “Funds”), comprising AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund as of August 31, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2010 by correspondence with the Funds’ custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds constituting AlphaMark Investment Trust as of August 31, 2010, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
October 25, 2010

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2010 – August 31, 2010).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annualized expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

AlphaMark Large Cap Growth Fund
	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$906.10	$7.21
Based on Hypothetical 5% Return	$1,000.00	$1,017.64	$7.63

*Expenses are equal to AlphaMark Large Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund

	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,041.10	$7.72
Based on Hypothetical 5% Return	$1,000.00	$1,017.64	$7.63

*Expenses are equal to AlphaMark Small Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-420-3350.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The officers have been elected for an annual term.  The following are the Trustees and executive officers of the Trust:

Interested Trustee
Name, Age & Address	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen by Trustee	Directorships of Public Companies Held by Trustee
Michael L. Simon* 250 Grandview Drive Fort Mitchell, KY 41017 Age: 43	President and Trustee	Since July, 2008	Founder, President and Chief Investment Officer of the Advisor.	2	None
Independent Trustees
John W. Hopper, Jr. 250 Grandview Drive Fort Mitchell, KY 41017 Age: 50	Chairman and Trustee	Since September, 2008	Founder and partner of Silverstone Advisors, LLC (a boutique investment banking and consulting firm); prior to February, 2008, Chief Executive Officer of Conexio Techology Solutions, LLC.	2	None
C. Christopher Muth 250 Grandview Drive Fort Mitchell, KY 41017 Age: 55	Trustee	Since September, 2008	Partner of Dinsmore & Shohl LLP (law firm); prior to April, 2010, member of Greenebaum Doll & McDonald PLLC (law firm).	2	None
T. Brian Brockhoff 250 Grandview Drive Fort Mitchell, KY 41017 Age: 46	Trustee	Since September, 2008	Principal of Bailey Capital Partners, Inc. (mortgage bankers).	2	None

* Mr. Simon, as an affiliated person of the Advisor, is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of  1940.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Executive Officers
Name, Age & Address	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Christian A. Lucas 250 Grandview Drive Fort Mitchell, KY 41017 Age: 38	Vice President	Since July, 2008	Member/Owner of the Advisor.
Anne M. Haggerty 250 Grandview Drive Fort Mitchell, KY 41017 Age: 49	Chief Compliance Officer	Since March, 2009	Director of Operations and Chief Compliance Officer of the Advisor; prior to December, 2007, Manager of Trading Operations of Fifth Third Asset Management, Inc. (investment advisory firm).
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 53	Vice President	Since July, 2008	Managing Director of Ultimus and UFD.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 48	Treasurer	Since July, 2008	Managing Director of Ultimus and UFD.
John F. Splain 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 55	Secretary	Since July, 2008	Managing Director of Ultimus and UFD.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”).  To obtain a free copy of the SAI, please call 1-866-420-3350.

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements with the Advisor for the AlphaMark Large Cap Growth Fund and the AlphaMark Small Cap Growth Fund.  These approvals took place at an in-person meeting held on July 29, 2010, at which a majority of the Independent Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Advisor as they deemed reasonably necessary to evaluate the terms of such Agreements and whether such Agreements continue to be in the best interests of the Funds and their shareholders.  The Trustees reviewed the factors which are considered pertinent in reaching an informed business judgment concerning the continuance of the Investment Advisory Agreements, including:  (i) the nature, quantity and quality of the services provided under the Investment Advisory Agreements; (ii) the investment performance of the Funds and the Advisor; (iii) the cost of services provided and the profits realized by the Advisor and any affiliates from their relationships with the Funds and the financial strength of the Advisor; (iv) the extent to which the Advisor realizes economies of scale as a Fund grows larger; (v) whether fee levels reflect such economies of scale for the benefit of shareholders; (vi) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Advisor; and (vii) any ancillary benefits derived or to be derived by the Advisor from its relationship with the Funds, such as soft dollar arrangements.    The Trustees reviewed the background, qualifications, education and experience of the Advisor’s investment and operational personnel.  The Trustees also considered the quality of administrative and other services provided to the Trust, the Advisor’s compliance program, and the Advisor’s role in coordinating such services and programs.  The Independent Trustees were advised by experienced independent counsel throughout the process.  The Independent Trustees reviewed the Investment Advisory Agreements with management and also met in a private session with counsel at which no representatives of the Advisor were present.

Below is a summary of the discussions and findings of the Trustees in regard to their approval of the continuance of the Investment Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Advisor. They considered the responsibilities of the Advisor under the Investment Advisory Agreements and the Advisor’s compensation under the such Agreements.  The Independent Trustees reviewed the background and experience of the Advisor’s key investment and operating personnel.  They noted that the Advisor has not had significant turnover and continues to provide experienced professionals to manage the operations of the Advisor.  After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Advisor to each Fund were satisfactory.

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

(ii)
The investment performance of the Funds and Advisor.  In this regard, the Independent Trustees compared the performance of the Large Cap Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods ended June 30, 2010.  It was noted by the Independent Trustees that the Large Cap Fund underperformed the S&P 500 Index for the one year period ended June 30, 2010.  They considered the Fund’s overall performance record, noting the periods of outperformance and underperformance over the life of the Fund.  The Independent Trustees further noted that the Large Cap Fund has outperformed the S&P 500 Index for the period from the Fund’s inception through June 30, 2010.  The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “large cap growth” funds with under $50 million in assets, which is the category to which the Large Cap Fund has been assigned.  The Independent Trustees noted that for the one year period ended June 30, 2010, the Large Cap Fund’s total return (6.56%) trailed the return of the average fund in the Morningstar “large cap growth” category (12.10%).  The Independent Trustees reviewed performance information with respect to the Advisor’s other managed accounts with similar investment objectives, which indicated that the Large Cap Fund underperformed such other accounts for the periods ended May 31, 2010.  They considered that, based on representations by the Advisor, those performance differences can be attributed mainly to the Large Cap Fund being subject to a number of expenses not applicable to such other accounts.  The Independent Trustees also considered the consistency of the Advisor’s management of the Large Cap Fund with the Fund’s investment objective and policies.  The Independent Trustees concluded that the investment performance of the Large Cap Fund has been satisfactory.

The Independent Trustees next reviewed the performance of the Small Cap Fund, which was compared to the performance of the Russell 2000 Growth Index, the Fund’s primary benchmark, over various periods ended June 30, 2010.  It was noted by the Independent Trustees that the Small Cap Fund outperformed the Russell 2000 Growth Index over the one year period ended June 30, 2010 but has underperformed the Russell 2000 Growth Index for the period from the Fund’s inception through June 30, 2010.  The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap growth” funds with under $50 million in assets, which is the category to which the Small Cap Fund has been assigned.  The Independent Trustees noted that for the one year period ended June 30, 2010, the Small Cap Fund’s return of 21.24% was better than the performance of the average fund in the Morningstar “small cap growth” category (18.55%) over the same period. The Independent Trustees reviewed performance information with respect to the Advisor’s other managed accounts with similar investment objectives, which indicated that the Small Cap Fund underperformed such other accounts for the periods ended May 31, 2010.  They considered that, based on representations by the Advisor, those performance differences can be attributed mainly to the Small

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

Cap Fund being subject to a number of expenses not applicable to such other accounts.  The Independent Trustees considered the consistency of the Advisor’s management of the Small Cap Fund with the Fund’s investment objective and policies.  The Independent Trustees concluded that the investment performance of the Small Cap Fund has been satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds.  In this regard, the Independent Trustees considered the Advisor’s staffing, personnel and operations; the financial condition of the Advisor and the level of commitment to the Funds by the principals of the Advisor; the asset levels of each Fund; and the overall expenses of each Fund.  The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Investment Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar.  They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories.  It was noted by the Independent Trustees that the Large Cap Fund’s advisory fee of 1.00% and its net expense ratio of 1.50% were each higher than the average advisory fee (0.77%) and average expense ratio (1.45%) for Morningstar’s “large cap growth” fund category with under $50 million in assets.  The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund’s advisory fee of 1.00% was slightly higher than the average advisory fee (0.97%) and the Fund’s net expense ratio of 1.50% was considerably lower than the average expense ratio (1.96%) for Morningstar’s “small cap growth” fund category with under $50 million in assets.  The Independent Trustees also took into account the Advisor’s commitment to cap each Fund’s ordinary operating expenses at 1.50% per annum.

The Independent Trustees then considered the Advisor’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended May 31, 2010.  The Independent Trustees took into account that the Advisor has received only a portion of its advisory fees with respect to its services to the Large Cap Fund in order to maintain the Fund’s 1.50% per annum expense cap and has yet to receive any of its advisory fees with respect to its services to the Small Cap Fund and has been required to reimburse other operating expenses in order to maintain the Fund’s 1.50% per annum expense cap.  It was noted by the Independent Trustees that the Advisor has yet to realize any profits for its services to each Fund.

The Independent Trustees reviewed the balance sheet of the Advisor as of December 31, 2009 and concluded that the Advisor has adequate financial resources to serve as the Funds’ investment adviser.  The Independent Trustees considered the “fallout benefits” to the Advisor, including the additional exposure the Advisor has received as a result of managing the Funds.  The Independent

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

Trustees concluded that the fees paid by each Fund to the Advisor are reasonable in light of the quality of the services received.

(iv)
The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.  The Independent Trustees considered the current net assets for each Fund and considered the expense cap arrangements between the Trust and the Advisor.  They also reviewed pro-forma expense information for each Fund that set forth the projected asset totals necessary for the Advisor to receive its full advisory fee from each Fund.  The Independent Trustees noted that the Large Cap Fund has grown its assets to the point where the Advisor is currently collecting a portion of its advisory fee and, with respect to the Small Cap Fund, the Advisor continues to not collect any of its advisory fee.  They also noted that, based on the pro-forma expense information presented, the Funds will need to grow their assets significantly before the Advisor will begin collecting its full advisory fees from the Funds.  The Independent Trustees concluded that, at the Funds’ current asset levels, it would not be relevant to consider the extent to which economies of scale are being realized and that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedules for the Funds.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Investment Advisory Agreements.  The Trustees, including all of the Independent Trustees, concluded that the terms of each Investment Advisory Agreement were fair and reasonable, that the Advisor's fees were reasonable in light of the services provided to the Funds and the benefits received by the Advisor, and that continuance of the Investment Advisory Agreements is in the best interests of each Fund and its shareholders.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,000 and $22,000 with respect to the registrant’s fiscal years ended August 31, 2010 and 2009, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 and $5,000 with respect to the registrant’s fiscal years ended August 31, 2010 and 2009, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended August 31, 2010 and 2009, aggregate non-audit fees of $5,000 and $5,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	October 28, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	October 28, 2010

* Print the name and title of each signing officer under his or her signature.